Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Schedule of future minimum payments under non-cancelable agreements for operating leases

		Less than One	One to Three	Over Three
	Total	Year	Years	Years
	RMB	RMB	RMB	RMB
Operating lease commitments	1,198	696	274	228

Schedule of purchase commitments

		Less than One	Over One
	Total	Year	Year
	RMB	RMB	RMB
Purchase commitments	239,226	226,853	12,373